LVIP American Global Balanced Allocation Managed Risk Fund
Schedule of Investments
March 31, 2021 (unaudited)
	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENT–3.91%
INVESTMENT COMPANY–3.91%
Fixed Income Fund–3.91%
✢American Funds Insurance Series®– Mortgage Fund	6,145,874	$ 67,481,700
Total Affiliated Investment (Cost $64,773,771)		67,481,700
UNAFFILIATED INVESTMENTS–96.01%
INVESTMENT COMPANIES–96.01%
Asset Allocation Fund–15.06%
✧American Funds®– Capital Income Builder	3,953,702	259,797,771
		259,797,771
Equity Funds–25.82%
✧American Funds®– American Mutual Fund	3,346,621	160,336,626
✢American Funds Insurance Series®-
Growth Fund	1,315,445	163,759,780
Growth-Income Fund	2,059,196	121,307,208
		445,403,614
Fixed Income Funds–37.98%
✧American Funds®-
High-Income Trust	3,316,221	34,057,587
Intermediate Bond Fund of America	10,410,252	143,661,479
✢American Funds Insurance Series®-
Bond Fund	37,537,837	435,438,913
U.S. Government/AAA-Rated Securities Fund	3,304,536	41,934,560
		655,092,539
Global Equity Funds–4.20%
✢American Funds Insurance Series®-
Global Growth & Income Fund	972,836	16,898,156
	Number of Shares	Value (U.S. $)
UNAFFILIATED INVESTMENTS (continued)
INVESTMENT COMPANIES (continued)
Global Equity Funds (continued)
✢American Funds Insurance Series®- (continued)
Global Small Capitalization Fund	1,639,891	$ 55,608,715
		72,506,871
Global Fixed Income Fund–1.91%
✢American Funds Insurance Series®– Global Bond Fund	2,669,992	32,947,697
		32,947,697
International Equity Funds–8.72%
✧American Funds®-
New Perspective Fund	787,377	48,730,758
New World Fund	440,585	39,044,631
✢American Funds Insurance Series®– International Fund	2,683,043	62,675,879
		150,451,268
Money Market Fund–2.32%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 0.04%)	39,983,848	39,983,848
		39,983,848
Total Unaffiliated Investments (Cost $1,347,142,882)		1,656,183,608

TOTAL INVESTMENTS–99.92% (Cost $1,411,916,653)	1,723,665,308
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.08%	1,337,024
NET ASSETS APPLICABLE TO 137,384,394 SHARES OUTSTANDING–100.00%	$1,725,002,332

✢ Class 1 shares.
✧ Class R-6 shares.
LVIP American Global Balanced Allocation Managed Risk Fund–1

LVIP American Global Balanced Allocation Managed Risk Fund
Schedule of Investments (continued)
The following futures contracts were outstanding at March 31, 2021:
Futures Contracts
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[1]	Value/ Unrealized Depreciation[1]
Currency Contracts:
12	Australian Dollar	$912,180	$925,222	6/14/21	$—	$(13,042)
20	British Pound	1,722,625	1,736,266	6/14/21	—	(13,641)
19	Euro	2,788,725	2,829,756	6/14/21	—	(41,031)
21	Japanese Yen	2,371,819	2,419,690	6/14/21	—	(47,871)
2	Swedish Krona	458,320	469,762	6/14/21	—	(11,442)
					—	(127,027)
Equity Contracts:
46	E-mini MSCI Emerging Markets Index	3,041,750	3,065,934	6/18/21	—	(24,184)
5	E-mini Russell 2000 Index	555,625	583,066	6/18/21	—	(27,441)
152	E-mini S&P 500 Index	30,152,240	29,848,734	6/18/21	303,506	—
7	E-mini S&P MidCap 400 Index	1,823,710	1,831,380	6/18/21	—	(7,670)
74	Euro STOXX 50 Index	3,354,907	3,284,234	6/18/21	70,673	—
21	FTSE 100 Index	1,933,754	1,946,072	6/18/21	—	(12,318)
28	OMXS 30 Index	701,246	690,223	4/16/21	11,023	—
8	SPI 200 Index	1,027,823	1,033,905	6/17/21	—	(6,082)
15	TOPIX Index	2,647,099	2,558,385	6/10/21	88,714	—
					473,916	(77,695)
Total Futures Contracts					$473,916	$(204,722)
The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through March 31, 2021.

Summary of Abbreviations:
FTSE–Financial Times Stock Exchange
MSCI–Morgan Stanley Capital International
OMXS–Stockholm Stock Exchange
S&P–Standard & Poor’s
SPI–Swiss Performance Index
TOPIX–Tokyo Stock Price Index
See accompanying notes.
LVIP American Global Balanced Allocation Managed Risk Fund–2

LVIP American Global Balanced Allocation Managed Risk Fund
Notes
March 31, 2021 (unaudited)
1. Significant Accounting Policies
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP American Global Balanced Allocation Managed Risk Fund (the “Fund”) is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.
Security Valuation –The Fund operates under a fund of funds structure and invests substantially all of its assets in the American Funds Insurance Series® funds and American Funds® retail funds (collectively, the “Underlying Funds”). The Fund values Underlying Funds that are open-end funds at their published net asset value (“NAV”), computed as of the close of regular trading on the New York Stock Exchange (“NYSE”) on days when the NYSE is open. Securities of each open-end Underlying Fund are valued under the valuation policy of such Underlying Fund. For information regarding the determination of the Underlying Funds’ NAVs, see the Underlying Funds’ prospectuses and statements of additional information. Financial statements for the Underlying Funds can be found at www.sec.gov.   Investments in government money market funds have a stable NAV.   Futures contracts are valued at the daily quoted settlement prices.
2. Investments
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of March 31, 2021:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Affiliated Investment Company	$67,481,700	$—	$—	$67,481,700
Unaffiliated Investment Companies	1,656,183,608	—	—	1,656,183,608
Total Investments	$1,723,665,308	$—	$—	$1,723,665,308
Derivatives:
Assets:
Futures Contracts	$473,916	$—	$—	$473,916
Liabilities:
Futures Contracts	$(204,722)	$—	$—	$(204,722)
There were no Level 3 investments at the beginning or end of the period.
LVIP American Global Balanced Allocation Managed Risk Fund–3

LVIP American Global Balanced Allocation Managed Risk Fund
Notes (continued)
3. Transactions with Affiliates
Affiliated investments, for purposes of the Investment Company Act of 1940, are investments that have a common investment adviser, LIAC (LVIP Funds), or investments in issuers whereby the Fund held 5% or more of the issuers’ outstanding securities (non-LVIP Funds or ETFs). Affiliated investments of the Fund and the corresponding investment activity for the period ended March 31, 2021, were as follows:
	Value 12/31/20	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value 03/31/21	Number of Shares 03/31/21	Dividends	Capital Gain Distributions
INVESTMENT COMPANY-3.91%@
Fixed Income Fund-3.91%@
✢American Funds Insurance Series® – Mortgage Fund	$65,782,598	$4,289,481	$1,792,593	$(25,042)	$(772,744)	$67,481,700	6,145,874	$—	$—

@ As a percentage of Net Assets as of March 31, 2021.
✢ Class 1 shares.
LVIP American Global Balanced Allocation Managed Risk Fund–4